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PROSPECTUS SUPPLEMENT DATED MARCH 3, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and R shares of the Fund listed below:

AIM TRIMARK FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

      - Dana Love (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999. As lead manager, Mr. Love generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Love may perform these functions, and the nature of these functions, may change from time to time.

      - Jeff Hyrich, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the subadvisor and/or its affiliates since 1999.

         More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

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PROSPECTUS SUPPLEMENT DATED MARCH 3, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM DEVELOPING MARKETS FUND
AIM TRIMARK ENDEAVOR FUND
AIM TRIMARK FUND
AIM TRIMARK SMALL COMPANIES FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- TRIMARK" on page 12 of the prospectus:

      - "Dana Love (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999.

      - Jeff Hyrich, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the subadvisor and/or its affiliates since 1999."